Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Number of Shares
Beginning Balance	1,036	550	1,438
Granted	740	813	547
Vested	(336)	(228)	(609)
Forfeited	(518)	(99)	(826)
Ending Balance	922	1,036	550
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 8.85	$ 13.96	$ 13.76
Granted	5.65	7.17	12.42
Vested	10.75	14.10	11.75
Forfeited	7.33	11.39	14.22
Ending Balance	$ 6.44	$ 8.85	$ 13.96